March 27, 2015

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XI
1940 Act Registration Number: 811-09517
1933 Act Registration Numbers: 333-84159
CIK: 0001091459
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XI, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 27, 2015
Goldman Sachs Variable Insurance Trust	0001046292	February 27, 2015
Guggenheim Variable Funds Trust	0000217087	March 11, 2015
Janus Aspen Series	0000906185	February 27, 2015
Neuberger Berman Advisers Management Trust	0000736913	March 3, 2015
PIMCO Variable Insurance Trust	0001047304	February 27, 2015
Rydex Variable Trust	0001064046	March 11, 2015
T. Rowe Price Equity Series, Inc.	0000918294	February 23, 2015

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company